Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Product development expenses	$ 22,624	¥ 157,505,000	¥ 185,000,000	¥ 223,202,000
General and administrative	28,158	196,029,000	223,057,000	224,395,000
Total operating expenses	164,631	1,146,125,000	1,139,290,000	1,104,662,000
Loss from operations	(15,450)	(107,555,000)	(404,681,000)	(570,790,000)
Impairment loss			(7,364,000)
Interest income	2,536	17,654,000	9,167,000	6,863,000
Interest expense and other expense, net	1,358	9,451,000	9,936,000	12,542,000
Loss before income tax expenses	(14,272)	(99,352,000)	(412,814,000)	(576,469,000)
Income tax expenses	(728)	(5,068,000)	(3,880,000)	(4,342,000)
Net loss, all attributable to the Company's ordinary shareholders	(15,000)	(104,420,000)	(416,694,000)	(580,811,000)
Net loss	(15,000)	(104,420,000)	(416,694,000)	(580,811,000)
Foreign currency translation adjustment	769	5,356,000	16,939,000	(24,662,000)
Total comprehensive loss	(14,231)	(99,064,000)	(399,755,000)	(605,473,000)
Condensed
Condensed Statement of Income Captions [Line Items]
Product development expenses				(54,000)
General and administrative	(1,683)	(11,714,000)	(14,148,000)	(11,654,000)
Total operating expenses	(1,683)	(11,714,000)	(14,148,000)	(11,708,000)
Loss from operations	(1,683)	(11,714,000)	(14,148,000)	(11,708,000)
Impairment loss			(7,364,000)
Interest income	806	5,614,000	5,406,000	3,746,000
Interest expense and other expense, net	(74)	(517,000)	(2,597,000)	2,601,000
Loss before income tax expenses	(951)	(6,617,000)	(18,703,000)	(5,361,000)
Income tax expenses	(73)	(510,000)
Net loss, all attributable to the Company's ordinary shareholders	(1,024)	(7,127,000)	(18,703,000)	(5,361,000)
Net loss	(1,024)	(7,127,000)	(18,703,000)	(5,361,000)
Foreign currency translation adjustment	1,661	11,561,000	43,313,000	(51,686,000)
Total comprehensive loss	$ 637	¥ 4,434,000	¥ 24,610,000	¥ (57,047,000)